Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Class A Ordinary Shares
Diluted weighted average shares outstanding	3,884,888	27,600,000
Diluted net (loss) income per share	$ (1.32)	$ 0.44
Non-Redeemable Class A and Class B Ordinary Shares
Diluted weighted average shares outstanding	6,900,000	6,900,000
Diluted net (loss) income per share	$ 0.29	$ 0.3